PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalent	$ 10,674	¥ 74,307		¥ 404,742
Amounts due from subsidiaries	550	3,833		20,671
Total current assets	40,578	282,487		1,228,692
Non-current assets:
Total assets	617,290	4,297,445		4,585,394
Current liabilities:
Accrued expenses and other liabilities	39,803	277,101		418,006
Amount due to inter-companies	1,454	10,120		15,985
Total current liabilities	90,129	627,451		870,265
Total liabilities	345,918	2,408,207		2,311,513
Shareholders' equity:
Treasury stock (12,175,155 and 12,111,537 shares as of December 31, 2018 and 2019, respectively)	(1)	(8)		(8)
Additional paid-in capital	252,800	1,759,941		1,758,937
Accumulated other comprehensive loss	(13,974)	(97,285)		(88,621)
Accumulated deficit	(256,474)	(1,785,517)		(1,232,991)
Total Concord Medical Services Holdings Limited shareholders' equity / (deficit)	(17,634)	(122,764)		437,422
Total liabilities, mezzanine equity and equity (deficit)	617,290	4,297,445		4,585,394
Common Class A [Member]
Shareholders' equity:
Ordinary shares	10	68		68
Common Class B [Member]
Shareholders' equity:
Ordinary shares	5	37		37
Parent Company [Member]
Current assets:
Cash and cash equivalent	78	540	$ 105	722	¥ 3,104	¥ 22,218
Amounts due from subsidiaries	58,061	404,213		503,087
Total current assets	58,139	404,753		503,809
Non-current assets:
Investments in subsidiaries	165,903	1,154,986		1,623,996
Total assets	224,042	1,559,739		2,127,805
Current liabilities:
Short-term bank borrowings	0	0		249,202
Accrued expenses and other liabilities	7,959	55,409		29,310
Amount due to inter-companies	233,717	1,627,094		1,411,871
Total current liabilities	241,676	1,682,503		1,690,383
Total liabilities	241,676	1,682,503		1,690,383
Shareholders' equity:
Treasury stock (12,175,155 and 12,111,537 shares as of December 31, 2018 and 2019, respectively)	(1)	(8)		(8)
Additional paid-in capital	252,800	1,759,941		1,758,937
Accumulated other comprehensive loss	(13,974)	(97,285)		(88,621)
Accumulated deficit	(256,474)	(1,785,517)		(1,232,991)
Total Concord Medical Services Holdings Limited shareholders' equity / (deficit)	(17,634)	(122,764)		437,422
Total liabilities, mezzanine equity and equity (deficit)	224,042	1,559,739		2,127,805
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary shares	10	68		68
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary shares	$ 5	¥ 37		¥ 37